Contingencies (Details) - Former Employee [Member]	1 Months Ended
	Nov. 30, 2013 ILS (₪)	Jul. 31, 2009 USD ($)	Jul. 31, 2009 ILS (₪)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS (₪)
Claims damage amount				$ 146,000	₪ 552,000
Percentage to maintain equity interest				1.45%	1.45%
Loss Contingency Demanded On Termination		$ 117,000	₪ 441,000
Legal Fees	₪ 55,000